Impacts to the consolidated financial statements due to Covid 19 pandemic, cost inflation, sanctions on Russia and war in Ukraine	12 Months Ended
Jun. 30, 2022
Impacts to the consolidated financial statements due to Covid 19 pandemic, cost inflation, sanctions on Russia and war in Ukraine
Impacts to the consolidated financial statements due to Covid 19 pandemic, cost inflation, sanctions on Russia and war in Ukraine

4.    Impacts to the consolidated financial statements due to Covid-19 pandemic, cost inflation, sanctions on Russia and war in Ukraine

Although the persistent COVID-19 pandemic has had a substantial impact on the global economy, Mytheresa Group has not yet experienced material declines in revenue, deterioration in net assets, or other material adverse effects from the pandemic. While the COVID-19 situation is now easing in the US and Europe, China is still suffering from local lock-downs and numerous imposed restrictions.

To date, Mytheresa Group has incurred no significant supply chain or logistics disruptions with its brand partners, shipping providers or our in-house operations.

In response to the pandemic and in coordination with local government requirements, Mytheresa Group temporarily closed certain corporate and administrative offices in fiscal year 2020 and 2021, including its corporate headquarters in Munich, with affected employees working remotely. These closures were limited to administrative offices and retail stores, with its warehouse and logistics functions remaining in operation throughout the pandemic.

Mytheresa Group also implemented safe work and social distancing measures for all employees, including personnel in its central warehouse facility in Heimstetten, Germany. Due to government restrictions to contain the coronavirus, Mytheresa stores had to close from mid-December 2020 to end of February 2021, and when the stores reopened in fiscal year 2021 there were restrictions on the total number of customers allowed in the stores. Short-term work allowance has been applied to store employees for the same period. In fiscal 2022 and as of this reporting date, Mytheresa Group has not been impacted significantly from the COVID-19 pandemic.

The COVID-19 pandemic remains an evolving situation. Uncertainties in the global economy may adversely impact the Mytheresa Group’s brand partners, customers, and other business partners and availability of our workforce, which may interrupt its supply chain, impact future sales, and require other changes to our operations. With a global or regional recovery from the COVID-19 pandemic, the Mytheresa Group online shops may suffer from reduced online demand and therefore slower revenue growth. These uncertainties may also lead to increased asset recovery and valuation risks, such as potential impairment of goodwill and intangible assets and inventories. However, management does not currently anticipate any long-term adverse effects from the pandemic. Management will continue to closely monitor the effects of the pandemic, including its impact on inventories and other significant estimates.

Overall inflation is reflected in customer price increases, as the Mytheresa Group takes expected increases in recommended retail prices from its suppliers into consideration when determining its own price increases. The demand for luxury products worldwide has been less effected by demand shifts due to inflation than other industries. Nevertheless, Mytheresa might also suffer from increased cost inflation on energy, logistics, labor and other parts of the Mytheresa business model.

Mytheresa Group experienced lower growth in net sales due to lower demand for luxury products in fiscal 2022 compared to fiscal 2021 worldwide, partially due to the war in Ukraine, sanctions in Russia and Covid-related effects in Asia which had an effect on customer sentiment for luxury products. Mytheresa stopped all services to Russia, Belarus and Ukraine and followed all sanction measures. Mytheresa Group has no operations or significant business in Russia, therefore the sanctions on Russia had no significant impact on net sales and on the business.